SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($) Number	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Cash	460,147	746,161	$ 1,014,591
Decrease in allowance for credit losses	900,000
Allowance for credit losses	$ 24,648,466		$ 25,484,295	$ 27,262,848
Advertising cost, percentage	100.00%
Rental income	$ 128,360	150,000
Recognized revenue	$ 463,455	$ 9,000
Number of reportable segments | Number	3